SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Significant Accounting Policies [line items]
inventories on construction contracts recognized	$ 3,212	$ 4,210
Fixed Telephony and Data services
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Revenue on construction contracts recognized	262
Cost of construction contracts	184
Deferred Revenues on construction contracts	37
inventories on construction contracts recognized	$ 1,123